Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA) - Warrants issued pursuant to equity compensation plan (Details) - EUR (€)	12 Months Ended			24 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Warrants, founders' warrants and free shares
Warrants outstanding, end of period	2,218,293			2,218,293
Vesting period	1 year	1 year
Share Subscription Warrants
Warrants, founders' warrants and free shares
Warrants outstanding, beginning of period	3,310,922	2,935,348		2,935,348
Allocated	213,822,845	398,476
Number of warrants exercised	(3,314,896)	(22,902)
Warrants outstanding, end of period	213,818,871	3,310,922	2,935,348	213,818,871
Number of shares which can be subscribed	345,818,937	3,310,922		345,818,937
BSA Warrants Issued As Equity Compensation
Warrants, founders' warrants and free shares
Number of shares which can be subscribed	345,818,937	2,868,387		345,818,937
Founders share warrants
Warrants, founders' warrants and free shares
Warrants outstanding, beginning of period	6,288,451	6,868,747		6,868,747
Number of warrants exercised		(2,152)
Expired	(1,235,874)	(578,144)
Warrants outstanding, end of period	5,052,877	6,288,451	6,868,747	5,052,877
Number of shares which can be subscribed	5,052,877			5,052,877
Founders share warrants | BSPCE Warrants issued 4/3/2020, Grant 1
Warrants, founders' warrants and free shares
Warrants outstanding, beginning of period	831,298	875,673		875,673
Number of warrants exercised		2,152
Expired	(76,470)	(42,223)
Warrants outstanding, end of period	754,828	831,298	875,673	754,828
Number of shares which can be subscribed	754,828	831,298		754,828
Granted	1,333,333			1,333,333
Exercise price (per share)	€ 0.27			€ 0.27
Volatility	48.36%			48.36%
Risk-free rate	(0.62%)
Initial valuation (Black-Scholes)	€ 674,000			€ 674,000
Founders share warrants | BSPCE Warrants issued 4/3/2020, Grant 2
Warrants, founders' warrants and free shares
Warrants outstanding, beginning of period	590,542	594,545		594,545
Expired	(38,235)	(4,303)
Warrants outstanding, end of period	552,307	590,542	594,545	552,307
Number of shares which can be subscribed	552,307	590,542		552,307
Granted	666,667			666,667
Exercise price (per share)	€ 0.27			€ 0.27
Volatility	53.32%			53.32%
Risk-free rate	(0.56%)
Initial valuation (Black-Scholes)	€ 356,000			€ 356,000
Founders share warrants | BSPCE Warrants issued 12/22/2020, Grant 1
Warrants, founders' warrants and free shares
Warrants outstanding, beginning of period	640,803	725,250		725,250
Expired	(155,810)	(84,447)
Warrants outstanding, end of period	484,993	640,803	725,250	484,993
Number of shares which can be subscribed	484,993	640,803		484,993
Granted	999,393			999,393
Exercise price (per share)	€ 0.47			€ 0.47
Volatility	57.80%			57.80%
Risk-free rate	(0.77%)
Initial valuation (Black-Scholes)	€ 508,000			€ 508,000
Founders share warrants | BSPCE Warrants issued 12/22/2020, Grant 2
Warrants, founders' warrants and free shares
Warrants outstanding, beginning of period	354,018	362,625		362,625
Expired	(78,280)	(8,607)
Warrants outstanding, end of period	275,738	354,018	362,625	275,738
Number of shares which can be subscribed	275,738	354,018		275,738
Granted	499,696			499,696
Exercise price (per share)	€ 0.47			€ 0.47
Volatility	57.91%			57.91%
Risk-free rate	(0.77%)
Initial valuation (Black-Scholes)	€ 284,000			€ 284,000
Founders share warrants | BSPCE Warrants Issued 09/15/2021 Grant 1
Warrants, founders' warrants and free shares
Warrants outstanding, beginning of period	2,581,393	2,873,769		2,873,769
Expired	(591,386)	(292,376)
Warrants outstanding, end of period	1,990,007	2,581,393	2,873,769	1,990,007
Number of shares which can be subscribed	1,990,007	2,581,393		1,990,007
Granted	2,919,415			2,919,415
Exercise price (per share)	€ 0.73			€ 0.73
Volatility	79.11%			79.11%
Risk-free rate	(0.73%)
Initial valuation (Black-Scholes)	€ 677,000			€ 677,000
Founders share warrants | BSPCE Warrants Issued 09/15/2021 Grant 2
Warrants, founders' warrants and free shares
Warrants outstanding, beginning of period	1,290,697	1,436,885		1,436,885
Expired	(295,693)	(146,188)
Warrants outstanding, end of period	995,004	1,290,697	1,436,885	995,004
Number of shares which can be subscribed	995,004	1,290,697		995,004
Granted			1,459,707	1,459,707
Exercise price (per share)	€ 0.73			€ 0.73
Volatility	106.04%			106.04%
Risk-free rate	(0.75%)
Initial valuation (Black-Scholes)	€ 595,000			€ 595,000
Free share warrants
Warrants, founders' warrants and free shares
Warrants outstanding, beginning of period	1,591,334
Warrants outstanding, end of period	18,884,703	1,591,334		18,884,703